Earnings/(Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net income available to common shareholders:	$ 147,612	$ 121,157
Common Class A [Member]
Denominator:
Basic weighted average number of common shares outstanding	35,533,273	36,578,297
Plus weighted average number of RSUs with service conditions	673,036	710,529
Common share and common share equivalents, dilutive	36,206,309	37,288,826
Basic earnings per share:
Earnings Per Share, Basic	$ 4.15	$ 3.31
Diluted earnings per share:
Earnings Per Share, Diluted	$ 4.08	$ 3.25